Schedule of Investments (unaudited) October 31, 2019	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 91.6%

California — 88.2%

Corporate — 1.3%
California Pollution Control Financing Authority, RB, San Jose Water Company Project, AMT, 4.75%, 11/01/46	$4,000	$4,497,360
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 02/15/34	2,435	2,443,449

		6,940,809

County/City/Special District/School District — 28.9%
California Enterprise Development Authority, RB, Riverside Country Library Facilities Project, 4.00%, 11/01/49	1,900	2,094,845
Chaffey Joint Union High School District, GO, CAB, Election of 2012, Series C(a):
0.00%, 08/01/32	250	172,020
0.00%, 08/01/33	500	327,180
0.00%, 08/01/34	505	314,989
0.00%, 08/01/35	545	324,013
0.00%, 08/01/36	500	283,765
0.00%, 08/01/37	650	351,819
0.00%, 08/01/38	630	325,395
0.00%, 08/01/39	750	370,335
0.00%, 08/01/40	1,850	873,385
0.00%, 08/01/41	305	137,583
0.00%, 02/01/42	350	154,235
City & County of San Francisco California, COP, Port Facilities Project, Series C, AMT, 5.25%, 03/01/32	1,050	1,180,673
City of Sacramento California Transient Occupancy Tax Revenue, RB, Convention Center Complex, Series A, 5.00%, 06/01/48	3,750	4,517,025
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(b)	2,755	2,935,287
El Monte City School District, GO, Los Angeles Country, California Series B, 5.50%, 08/01/46	4,265	5,237,249
Fowler Unified School District, GO, Election of 2016, Series A (BAM), 5.25%, 08/01/46	3,700	4,476,260
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 08/01/23(b)	2,725	3,144,759

Security	Par (000)	Value

County/City/Special District/School District (continued)
Gavilan Joint Community College District, GO, Election of 2004, Series D(b):
5.50%, 08/01/21	$2,165	$2,331,748
5.75%, 08/01/21	8,400	9,083,088
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 07/15/21(b)	2,500	2,714,450
Grossmont California Union High School District, GO, Election of 2008, Series C, 5.50%, 08/01/21(b)	1,880	2,025,211
Hayward Unified School District, GO, Series A (BAM), 4.00%, 08/01/48	2,000	2,197,900
Kern Community College District, GO, Safety Repair & Improvements, Series C, 5.25%, 11/01/23(b)	5,715	6,658,318
Menifee Union School District, GO, Series B (BAM), 4.00%, 08/01/43	5,370	5,943,623
Mount San Antonio Community College District, GO, Refunding, Election of 2008, Series A, 5.00%, 08/01/34	4,500	5,120,820
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 08/01/21(b)	8,140	8,731,859
Perris Union High School District, GO, Election of 2012, Series B (BAM), 5.25%, 09/01/39	2,715	3,244,452
Perris Union High School District, COP, Refunding School Finacing Project (BAM), 4.00%, 10/01/43	10,000	10,983,800
Riverside County Public Financing Authority, Tax Allocation Bonds, Series A (BAM), 4.00%, 10/01/40	5,455	6,071,906
RNR School Financing Authority, Special Tax Bonds, Community Facilities Distric No. 92-1, Series A (BAM):
5.00%, 09/01/37	1,500	1,785,090
5.00%, 09/01/41	3,000	3,547,620
San Jose California Financing Authority, Civic Center Project, LRB, Convention Center Expansion & Renovation Project:
5.75%, 05/01/36	2,570	2,578,892
5.75%, 05/01/42	4,500	4,772,655
San Jose California Financing Authority, Refunding LRB, Series A:
5.00%, 06/01/32	3,375	3,822,694
5.00%, 06/01/39	5,800	6,510,268

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
San Juan Unified School District, GO, Election of 2002 (AGM), 5.00%, 08/01/20(b)	$6,475	$6,665,171
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 08/01/41	3,000	3,212,910
Santa Clara Unified School District, GO, Election of 2018, 3.25%, 07/01/44	3,000	3,141,750
State of California, GO, Various Purpose, 4.00%, 04/01/49	5,550	6,327,777
Walnut Valley Unified School District, GO, Election of 2007, Series B, 5.75%, 08/01/21(b)	7,680	8,304,538
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/38	1,625	1,912,333
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 08/01/21(b)	6,140	6,586,439
Election of 2010, Series B, 5.50%, 08/01/39	3,000	3,439,650
Election of 2012, Series A, 5.50%, 08/01/39	2,500	2,866,375

		157,802,154

Education — 6.4%
California Educational Facilities Authority, RB, Series A, 5.00%, 10/01/53	10,000	11,944,100
California Municipal Finance Authority, RB, Emerson College, 6.00%, 01/01/22(b)	2,750	3,040,812
California School Finance Authority, RB, Series A(c):
Alliance for College-Ready Public Schools Projects, 5.00%, 07/01/36	755	848,899
Kipp Socal Projects, 5.00%, 07/01/54	650	764,433
Real Journey Academies, 5.00%, 06/01/58	2,385	2,484,765
California School Finance Authority, Refunding RB, Aspire Public Schools — Obligated Group, 5.00%, 08/01/46(c)	1,250	1,383,513
California Statewide Communities Development Authority, RB, University of California, Irvine East Campus, Series A, 5.00%, 05/15/37	4,000	4,734,320

Security	Par (000)	Value

Education (continued)
California Statewide Communities Development Authority, Refunding RB, CHF-Irvine LLC:
5.00%, 05/15/33	$2,625	$3,087,236
5.00%, 05/15/40	2,250	2,607,637
University of California, RB, 5.25%, 05/15/36	3,680	4,313,218

		35,208,933

Health — 9.2%
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	10,000	10,709,900
Sutter Health, Series B, 6.00%, 08/15/20(b)	7,715	8,013,185
California Health Facilities Financing Authority, Refunding RB, Adventist Health System West, Series A:
4.00%, 03/01/39	985	1,072,557
4.00%, 03/01/43	1,400	1,465,646
California Municipal Finance Authority, Refunding RB, Series A:
Community Medical Centers, 5.00%, 02/01/42	4,000	4,711,560
HumanGood California Obligated Group, 4.00%, 10/01/44	1,000	1,082,500
California Statewide Communities Development Authority, RB:
Green Bond, Marin General Hospital, 4.00%, 08/01/45	2,500	2,615,850
Huntington Memorial Hospital Project, 4.00%, 07/01/48	1,780	1,938,527
Methodist Hospital of Southern California, 4.25%, 01/01/43	3,450	3,778,612
Sutter Health, Series A, 6.00%, 08/15/20(b)	4,130	4,289,624
California Statewide Communities Development Authority, Refunding RB:
Front Porch Communities and Services, 4.00%, 04/01/42	2,595	2,832,235
Front Porch Communities and Services, 4.00%, 04/01/47	1,320	1,431,197
John Muir Health, Series A, 4.00%, 12/01/57	3,250	3,454,328
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	2,860	3,059,456

		50,455,177

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing — 2.8%
California Community Housing Agency, RB, M/F Housing, Verdant At Green Valley Project, 5.00%, 08/01/49(c)	$1,855	$2,085,243
California Housing Finance, RB, S/F Housing, Series A, 4.25%, 01/15/35(d)	1,377	1,615,855
California Statewide Communities Development Authority, Special Assessment Bonds, S/F Housing, Statewide Community Infrastructure Program:
5.00%, 09/02/39	465	552,355
5.00%, 09/02/44	535	628,486
5.00%, 09/02/49	775	904,611
Freddie Mac Multifamily Certificates, RB, M/F Housing, Pass-Through, Class A, 3.35%, 11/25/33	8,579	9,450,232

		15,236,782

State — 3.9%
State of California, GO, Refunding, Construction Bonds:
4.00%, 10/01/44	5,000	5,738,250
3.00%, 10/01/49	3,265	3,315,705
State of California, GO, Various Purposes:
6.00%, 03/01/33	5,500	5,587,560
6.00%, 11/01/39	3,510	3,510,000
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/33	2,575	2,976,108

		21,127,623

Tobacco — 4.5%
Golden State Tobacco Securitization Corp., Refunding RB:
Series A-1, 5.00%, 06/01/33	2,175	2,576,722
Series A-1, 5.00%, 06/01/35	3,215	3,791,064
Series A-1, 3.50%, 06/01/36	5,305	5,411,100
Series A-2, 5.00%, 06/01/47	2,500	2,573,375

Security	Par (000)	Value

Tobacco (continued)
Tobacco Securitization Authority of Southern California, Refunding RB:
5.00%, 06/01/48	$6,500	$7,711,405
San Diego Country Tobacco Asset Securitization Corporation, 5.00%, 06/01/48	575	662,331
San Diego Country Tobacco Asset Securitization Corporation, 0.00%, 06/01/54(a)	11,850	1,754,156

		24,480,153

Transportation — 20.5%
Alameda Corridor Transportation Authority, Refunding RB, 2nd Subordinate Lien, Series B, 5.00%, 10/01/35	1,500	1,741,200
Bay Area Toll Authority, Refunding RB, Subordinate, Series S-8, 3.00%, 04/01/54	13,230	13,428,715
California Municipal Finance Authority, ARB, AMT:
Senior Lien, Linxs APM Project, 5.00%, 12/31/43	6,500	7,613,840
Senior Lien-Linxs APM Project, 4.00%, 12/31/47	7,500	8,055,450
California Municipal Finance Authority, Refunding ARB, United Airlines, Inc. Project, AMT, 4.00%, 07/15/29	3,210	3,643,703
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.25%, 05/01/33	1,900	2,133,529
5.00%, 05/01/40	3,785	4,274,968
5.00%, 05/01/44	6,000	7,304,820
5.00%, 05/01/44	2,660	2,973,454
5.00%, 05/01/49	3,500	4,197,480
City & County of San Francisco California Airports Commission, Refunding RB, AMT, San Francisco International Airport, Series D, 5.00%, 05/01/43	7,715	9,220,505
City of Los Angeles California Department of Airports, ARB:
AMT, Subordinate, Series C, 5.00%, 05/15/38	3,215	3,872,660
Los Angeles International Airoport, Sub-Series B, 5.00%, 05/15/40	2,500	2,546,800
Series D, AMT, 5.00%, 05/15/35	2,000	2,326,900
Series D, AMT, 5.00%, 05/15/36	1,500	1,740,915

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/41	$3,075	$3,637,848
Series A, 5.00%, 03/01/47	6,770	7,908,782
Series A-1, 6.25%, 03/01/34	1,400	1,485,470
County of Sacramento California Airport System Revenue, Refunding ARB:
Airport System Subordinate Revenue, Sub-Series B, 5.00%, 07/01/41	1,750	2,087,610
Senior Series A, 5.00%, 07/01/41	2,500	2,962,450
County of San Bernardino California Transportation Authority, RB, Series A, 5.25%, 03/01/40	4,500	5,190,390
County of San Diego California Regional Airport Authority, Refunding ARB, Series B, 5.00%, 07/01/40	6,350	6,495,542
County of San Diego Regional Airport Authority, ARB, Subordinate, Series B, AMT, 5.00%, 07/01/47	6,000	7,073,940
Port of Los Angeles California Harbor Department, Refunding RB, Series A, AMT, 5.00%, 08/01/44	200	226,984

		112,143,955

Utilities — 10.7%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 04/01/21(b)	5,000	5,303,800
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A, 5.25%, 07/01/39	8,000	8,360,480
City of Los Angeles California Wastewater System Revenue, Refunding RB, Sub-Series A:
5.00%, 06/01/20(b)	1,325	1,355,197
5.00%, 06/01/28	675	690,133
City of San Francisco California Public Utilities Commission Water Revenue, RB, Sub-Series A, 5.00%, 11/01/37	10,000	10,759,000
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series A, 5.00%, 11/01/36	2,335	2,780,635
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 02/01/21(b)	4,000	4,245,200

Security	Par (000)	Value

Utilities (continued)
East Bay California Municipal Utility District Water System Revenue, Refunding RB, Sub-Series A, 5.00%, 06/01/20(b)	$5,000	$5,113,950
El Dorado Irrigation District, Refunding RB, Series A (AGM), 5.25%, 03/01/39	5,000	5,774,800
Milpitas Municipal Financing Authority, RB, 4.00%, 11/01/49(e)	6,785	7,570,703
San Diego Public Facilities Financing Authority, Refunding RB, Subordinated, Series A, 5.25%, 08/01/47	5,000	6,280,400

		58,234,298

Total Municipal Bonds in California		481,629,884

Puerto Rico — 3.4%

State — 3.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 5.00%, 07/01/58	500	523,280
Series B-1, 4.75%, 07/01/53	735	757,462
Series B-1, 5.00%, 07/01/58	8,899	9,302,570
Series B-2, 4.33%, 07/01/40	7,022	7,132,947
Series B-2, 4.78%, 07/01/58	713	731,745

Total Municipal Bonds in Puerto Rico		18,448,004

Total Municipal Bonds — 91.6% (Cost — $469,310,106)		500,077,888

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 76.8%

County/City/Special District/School District — 23.6%
California Municipal Finance Authority, RB, Orange County Civic Center Infrastructure, 5.00%, 06/01/48	9,500	11,460,325
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	10,000	11,869,398
County of San Luis California Obispo Community College District, GO, Refunding, Election of 2014, Series A, 4.00%, 08/01/40	6,585	7,298,880
County of San Mateo California Community College District, GO, Election of 2014, Series A, 5.00%, 09/01/45	17,615	20,950,397

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Fremont Union High School District, GO, Refunding, Series A, 4.00%, 08/01/46	$5,000	$5,668,400
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(g)	7,075	8,765,358
Los Angeles County Facilities Inc., RB, Vermont Corridor County Administration Building, Series A, 5.00%, 12/01/51(g)	11,420	13,848,119
Palomar Community College District, GO, Election of 2006, Series C, 5.00%, 08/01/44	15,140	17,999,643
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	10,005	12,015,405
West Valley-Mission Community College District, GO, Election of 2012, Series B, 4.00%, 08/01/40	17,000	19,071,110

		128,947,035

Education — 11.4%
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 08/01/20(b)	11,000	11,322,850
University of California, RB, Series AM, 5.25%, 05/15/44	9,210	10,694,652
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	13,002	15,337,491
Series I, 5.00%, 05/15/40	21,105	24,778,749

		62,133,742

Health — 19.0%
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanent, Sub-Series A-2, 4.00%, 11/01/44	13,280	14,765,767
California Health Facilities Financing Authority, RB:
Lucile Salter Packard Children’s Hospital at Stanford, 5.00%, 11/15/56	6,000	7,171,200
Sutter Health, Series A, 4.00%, 11/15/42	7,500	8,348,100
Sutter Health, Series A, 5.00%, 08/15/52	10,000	11,144,400

Security	Par (000)	Value

Health (continued)
California Health Facilities Financing Authority, Refunding RB:
Lucile Salter Packard Children’s Hospital, Series B, 5.00%, 08/15/55	$4,500	$5,264,460
Providence St. Joseph Health, Series A, 4.00%, 10/01/47	6,018	6,481,517
Sutter Health, Series A, 5.00%, 08/15/43	24,940	29,083,781
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	19,860	21,539,560

		103,798,785

State — 0.7%
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/39	3,000	3,630,660

Transportation — 9.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge(g):
4.00%, 04/01/42	11,250	12,517,424
4.00%, 04/01/49	6,555	7,201,913
City of Los Angeles California Department of Airports, ARB, AMT:
Los Angeles International Airport, Series B, 5.00%, 05/15/46	5,000	5,818,250
Series D, 5.00%, 05/15/41	13,312	15,362,362
City of Los Angeles California Department of Airports, RB, AMT:
Los Angeles International Airport, Series B, 5.00%, 05/15/41	3,641	4,264,917
Senior Revenue, Series A, 5.00%, 05/15/40	5,500	6,347,550

		51,512,416

Utilities — 12.7%
Anaheim Public Financing Authority, Refunding RB, Anaheim Convention Center Expansion Project, Series A:
5.00%, 05/01/39	6,000	6,825,720
5.00%, 05/01/46	13,500	15,229,890
Beaumont Public Improvement Authority, RB, Series A (AGM), 5.00%, 09/01/49	6,000	7,246,800

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	$4,380	$4,380,000
City of Los Angeles California Wastewater System Revenue, RB, Green Bonds, Series A, 5.00%, 06/01/44	6,290	7,415,973
City of Sacramento California Water Revenue, RB, 5.25%, 09/01/47	14,825	18,282,038
Los Angeles Department of Water, Refunding RB, Series A, 5.00%, 07/01/46	8,413	9,841,925

		69,222,346

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 76.8% (Cost — $390,416,235)		419,244,984

Total Long-Term Investments — 168.4% (Cost — $859,726,341)		919,322,872

Security	Shares	Value

Short-Term Securities — 0.4%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 0.78%(h)(i)	2,115,595	$2,116,018

Total Short-Term Securities — 0.4% (Cost — $2,116,018)		2,116,018

Total Investments — 168.8% (Cost — $861,842,359)		921,438,890

Liabilities in Excess of Other Assets — (2.0)%		(10,927,200)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (36.4)%		(198,479,846)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (30.4)%		(166,138,652)

Net Assets Applicable to Common Shares — 100.0%		$545,893,192

(a)	Zero-coupon bond.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2025 to June 1, 2026, is $25,985,300.

(h)	Annualized 7-day yield as of period end.
(i)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds California Money Fund, Institutional Class	12,443,051	(10,327,456)	2,115,595	$2,116,018	$11,417	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield California Quality Fund, Inc. (MCA)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

LRB	Lease Revenue Bonds

M/F	Multi-Family

RB	Revenue Bonds

S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	80	12/19/19	$10,424	$24,469
Long U.S. Treasury Bond	140	12/19/19	22,593	131,699
5-Year U.S. Treasury Note	43	12/31/19	5,126	9,945

				$166,113

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$919,322,872	$—	$919,322,872
Short-Term Securities	2,116,018	—	—	2,116,018

Total	$2,116,018	$919,322,872	$—	$921,438,890

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$166,113	$—	$—	$166,113

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(197,905,219)	$—	$(197,905,219)
VRDP Shares at Liquidation Value	—	(166,500,000)	—	(166,500,000)

	$—	$(364,405,219)	$—	$(364,405,219)